JPMorgan Prime Money Market Fund Investment Strategy - Academy Shares [Member] - JPMorgan Prime Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations. The Fund is a money market fund managed in the following manner: ●The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Liquidity Fees The Fund’s policies and procedures require the Fund to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions (based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that day) exceeding 5% of net assets, unless the amount of the mandatory liquidity fee would be de minimis. The size of the mandatory liquidity fee to be charged will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If these costs cannot be determined in good faith, a 1% default fee will be applied. If the amount of the mandatory liquidity fee would be de minimis (i.e., less than 0.01% of the value of the shares redeemed), the Fund is not required to charge a mandatory liquidity fee. In addition, the Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry.